DoubleLine Opportunistic Credit Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 1.2%
	Blue Stream Communications LLC
500,000	Series 2023-1A-C	8.90	%(a)	05/20/2053	516,470
	Compass Datacenters LLC
500,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	514,373
	Jimmy Johns LLC
1,106,750	Series 2017-1A-A2II	4.85	%(a)	07/30/2047	1,097,576
	Lendingpoint Asset Securitization Trust
800,705	Series 2022-B-B	5.99	%(a)	10/15/2029	776,621
	Sierra Timeshare Conduit Receivables Funding LLC
185,234	Series 2023-2A-D	9.72	%(a)	04/20/2040	192,869
	Upstart Pass-Through Trust Series
1,000,000	Series 2021-ST5-CERT	0.00	%(a)(b)(c)	07/20/2027	104,112
	Willis Lease Finance Corp.
468,050	Series 2021-A-C	7.39	%(a)	05/15/2046	457,945
	Total Asset Backed Obligations (Cost $3,564,725)				3,659,966
BANK LOANS - 17.7%
	1261229 BC Ltd.
670,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	10.56%		10/08/2030	647,649
	Access CIG LLC
480,511	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.38%		08/18/2028	483,327
	Acrisure LLC
403,356	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%		11/06/2030	402,882
	Acuris Finance US, Inc.
846,224	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.05%		02/16/2028	848,077
	ADMI Corp.
640,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%, 0.00% Floor)	10.08%		12/23/2027	622,323
	Alera Group 2nd Lien T/L
460,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.50%, 0.50% Floor)	9.83%		05/30/2033	469,488
	Allied Universal Holdco LLC
498,526	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.50% Floor)	8.18%		05/15/2028	501,464
	Altice France SA
138,237	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.50%, 0.00% Floor)	9.76%		08/31/2028	125,603
	Alvaria Holdco (Aspect Software) Second-Out T/L
122,411	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.11%, 0.75% Floor)	5.54%		05/05/2028	34,459
9,236	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.11% Cash or 6.50% PIK, 0.75% Floor)	5.54%		05/05/2028	2,600
	Alvaria Holdco (Aspect Software) Third-Out T/L A
18,140	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.11% Cash or 5.50% PIK, 0.75% Floor)	6.54%		05/05/2028	522
285,626	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.11%, 0.00% Floor)	6.54%		05/05/2028	8,212
	Applied Systems, Inc.
170,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%		02/23/2032	174,739
	Apro LLC
946,654	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.06%		07/09/2031	945,471

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Ascend Learning LLC
1,022,479	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.85%, 0.50% Floor)	10.18%		12/10/2029	1,026,314
	Aspire Bakeries T/L B
164,171	Senior Secured Term Loan	7.82	%(d)	12/23/2030	163,350
	Astra Acquisition Corp.
90,390	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.75%, 2.00% Floor)	11.05	%(e)	02/25/2028	25,733
144,415	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 2.00% Floor)	9.55	%(e)	10/25/2028	3,249
	Asurion LLC
110,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.69%		02/03/2028	105,497
450,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.69%		01/22/2029	418,675
	Aveanna Healthcare LLC
423,900	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.85%, 0.50% Floor)	8.18%		07/17/2028	415,820
825,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.15%, 0.50% Floor)	11.48%		12/10/2029	812,006
	Bausch + Lomb Corp.
516,428	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.33%		09/29/2028	517,505
880,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.57%		01/15/2031	882,754
	Boxer Parent Co., Inc.
543,638	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%		07/30/2031	540,884
1,360,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	10.08%		07/30/2032	1,326,857
	Brand Industrial Services, Inc.
295,619	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.50% Floor)	8.78%		08/01/2030	248,635
	Cengage Learning, Inc.
71,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%		03/22/2031	71,378
121,930	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.83%		03/24/2031	122,364
	Central Parent LLC
199,246	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%		07/06/2029	166,878
	Cloud Software Group, Inc.
423,935	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.05%		03/24/2031	425,126
	ClubCorp Holdings, Inc.
1,072,463	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.56%		09/18/2026	1,075,144
621	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.56%		09/18/2026	623
	CommScope LLC
1,440,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 2.00% Floor)	9.58%		12/17/2029	1,459,648
	Cornerstone Building Brands, Inc.
134,325	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.81%		05/15/2031	114,848
	Crown Finance US, Inc.
1,104,450	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.57%		12/02/2031	1,105,555
	Dexko Global, Inc.
406,846	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	8.19%		10/04/2028	390,324
	DG Investment Intermediate Holdings 2, Inc.
595,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 6.86%, 0.75% Floor)	11.19%		03/29/2029	592,953
	Directv Financing LLC
889,803	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.79%		08/02/2029	884,544

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Eagle Parent Corp.
85,692	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	85,121
891,722	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	885,779
85,692	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	85,121
	Edelman Financial Engines Center LLC
870,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.58%	10/06/2028	874,676
	EG America LLC
605,246	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%	02/07/2028	608,756
	Eisner Advisory Group LLC
305,569	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.33%	02/28/2031	307,288
	Ellucian Holdings, Inc.
180,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%	11/22/2032	184,050
	Fertitta Entertainment LLC/NV
487,443	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.83%	01/29/2029	487,462
	FinThrive Software Intermediate Holdings, Inc.
23,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.50% Floor)	8.44%	12/18/2028	21,268
129,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.86%, 0.50% Floor)	11.19%	12/17/2029	105,420
	Flynn America LP
168,813	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.61%, 0.50% Floor)	8.94%	07/31/2028	167,969
168,813	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.61%, 0.50% Floor)	8.94%	07/31/2028	167,968
	Gainwell Acquisition Corp.
1,407,923	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 0.10%, 0.75% Floor)	8.40%	10/01/2027	1,359,701
	Golden State Foods LLC
342,421	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.56%	12/04/2031	344,493
	Groupe Solmax, Inc.
85,169	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.86%, 0.75% Floor)	9.19%	07/24/2028	72,002
59,294	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.86%, 0.75% Floor)	9.19%	07/24/2028	50,126
59,145	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.75% Floor)	9.31%	07/24/2028	50,001
108,828	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.75% Floor)	9.31%	07/24/2028	92,002
	Hexion Holdings Corp.
1,294,086	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.31%	03/15/2029	1,292,870
	Husky Injection Molding Systems Ltd.
601,175	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.50%, 0.00% Floor)	8.67%	02/15/2029	603,534
601,175	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%	02/15/2029	603,535
	INEOS US Finance LLC
950,421	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	02/19/2030	913,340
	INEOS US Petrochem LLC
256,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.68%	03/29/2029	239,740
788,025	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%	10/07/2031	722,028
	Kenan Advantage Group, Inc.
276,507	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	01/25/2029	273,051

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Klockner Pentaplast of America, Inc.
306,796	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.98%, 0.50% Floor)	9.23%		02/09/2026	284,662
	Kronos Acquisition Holdings, Inc.
496,250	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%		07/08/2031	446,129
	LBM Acquisition LLC
700,273	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.75% Floor)	8.16%		06/06/2031	656,506
	Lereta LLC
115,040	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.75% Floor)	9.69%		08/07/2028	102,263
	LifePoint Health, Inc.
69,476	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%		05/19/2031	68,527
1,189,207	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.01%		05/19/2031	1,178,426
	MH Sub I LLC
320,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.58%		12/31/2031	278,901
	Mitchell International, Inc.
985,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.58%		06/17/2032	972,934
	MLN US Holdco LLC
155,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 8.75%, 0.00% Floor)	15.25	%(e)	11/30/2026	1,167
	Natgasoline LLC
322,969	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.83%		03/29/2030	321,758
	Needle Holdings LLC
6,720	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 8.50%, 0.00% Floor)	16.00	%(e)	04/28/2028	1,781
	NEP Group, Inc.
800,373	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25% + 1.50% PIK, 0.00% Floor)	7.84%		08/19/2026	739,596
27,406	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25% + 1.50% PIK, 0.00% Floor)	7.84%		08/19/2026	25,325
230,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.26%, 0.00% Floor)	11.59%		10/19/2026	124,200
	NGL Energy Operating LLC
79,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	8.08%		02/03/2031	78,541
	OneDigital Borrower LLC
675,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	9.58%		07/02/2032	677,531
	Ontario Gaming GTA LP
937,859	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%		08/01/2030	930,094
	Par Petroleum LLC
361,681	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.01%		02/28/2030	359,197
	PetSmart LLC
1,271,697	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	8.18%		02/14/2028	1,261,364
	Polaris Newco LLC
529,493	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.86%, 0.50% Floor)	8.29%		06/05/2028	516,732
	Pregis TopCo LLC
1,261,838	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.33%		02/01/2029	1,267,043
	Pretium PKG Holdings, Inc.
310,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.01%, 0.50% Floor)	11.31%		10/01/2029	53,785
	Pretzel Parent T/L B
1,028,603	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%		10/01/2031	1,022,688

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Radiology Partners, Inc.
1,280,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%)	8.82%		06/30/2032	1,271,200
	Sabre GLBL, Inc.
1,965,063	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.43%		11/15/2029	1,965,063
	Sound Inpatient Physicians Holdings LLC
190,000	Senior Secured Term Loan (3 mo. Term SOFR + 6.75%, 0.00% Floor)	11.08%		06/29/2026	28,591
	Staples, Inc.
173,688	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	10.03%		09/10/2029	160,723
	StubHub Holdco Sub LLC
861,178	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%		03/15/2030	838,210
	Team Health Holdings, Inc.
646,116	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 1.00% Floor)	9.53%		03/02/2027	643,893
	Townsquare Media, Inc.
804,938	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.32%		02/19/2030	728,469
	Travelport Finance Luxembourg Sarl
142,384	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.69%, 1.00% Floor)	11.30%		09/29/2028	110,660
393,244	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.69%, 1.00% Floor)	11.30%		09/29/2028	305,625
	Trident TPI Holdings, Inc.
1,285,270	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%		09/18/2028	1,264,551
	United Natural Foods, Inc.
215,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%		05/01/2031	217,756
	Univision Communications, Inc.
530,123	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%		06/25/2029	529,240
	Vantage Specialty Chemicals, Inc.
673,420	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.50% Floor)	9.03%		10/26/2026	653,695
	Veritiv Operating Co.
767,765	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%		11/30/2030	771,412
	Vibrantz Technologies, Inc.
243,764	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.40%, 0.50% Floor)	8.64%		04/23/2029	213,512
	Victra Holdings LLC
985,487	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.75% Floor)	8.55%		03/29/2029	987,029
	Voyager Parent LLC
1,020,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.75%)	9.07%		05/10/2032	1,010,932
	Wand NewCo 3, Inc.
211,745	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%		01/30/2031	211,044
	WaterBridge Midstream Operating LLC
919,145	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.00% Floor)	9.31%		06/27/2029	916,681
	Zayo Group Holdings, Inc.
179,537	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.58%		03/09/2027	172,898
	Total Bank Loans (Cost $54,841,406)				53,131,115
COLLATERALIZED LOAN OBLIGATIONS - 21.2%
	Allegany Park CLO Ltd.
1,000,000	Series 2019-1A-ER (3 mo. Term SOFR + 6.40%, 6.40% Floor)	10.67	%(a)	01/20/2035	992,981
	Atlas Senior Loan Fund Ltd.
1,700,000	Series 2019-14A-D (3 mo. Term SOFR + 4.16%, 3.90% Floor)	8.43	%(a)	07/20/2032	1,704,764
	Babson CLO Ltd./Cayman Islands
2,500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.91%, 3.65% Floor)	8.17	%(a)	04/15/2035	2,478,351
1,500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.12%, 6.86% Floor)	11.38	%(a)	04/15/2035	1,508,778

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,000,000	Series 2019-2A-D1RR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	7.16	%(a)	01/15/2038	1,005,560
	Bain Capital Credit CLO
4,000,000	Series 2022-5A-DR (3 mo. Term SOFR + 4.25%, 4.25% Floor)	8.53	%(a)	01/24/2037	4,047,446
	Beechwood Park CLO Ltd.
5,000,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.38	%(a)	01/17/2035	5,001,683
	Blackstone, Inc.
500,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.11%, 2.85% Floor)	7.37	%(a)	10/15/2030	500,547
1,000,000	Series 2018-1A-E (3 mo. Term SOFR + 5.21%, 0.00% Floor)	9.47	%(a)	04/15/2031	1,000,860
	BlueMountain CLO Ltd.
1,000,000	Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.43	%(a)	10/22/2030	991,631
	Canyon Capital CLO Ltd.
1,700,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.29	%(a)	01/30/2031	1,705,307
1,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.52	%(a)	07/15/2030	998,480
1,000,000	Series 2017-1A-E (3 mo. Term SOFR + 6.51%, 0.00% Floor)	10.77	%(a)	07/15/2030	1,002,126
2,250,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	10.93	%(a)	04/15/2034	2,267,614
	Canyon CLO
1,500,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.27	%(a)	07/15/2031	1,501,334
	Carlyle Group, Inc.
1,500,000	Series 2015-5A-DR (3 mo. Term SOFR + 6.96%, 6.70% Floor)	11.23	%(a)	01/20/2032	1,481,693
	Cathedral Lake CLO Ltd.
500,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	7.15	%(a)	01/20/2035	502,370
	Dryden Senior Loan Fund
1,500,000	Series 2015-37A-ER (3 mo. Term SOFR + 5.41%, 5.15% Floor)	9.67	%(a)	01/15/2031	1,445,442
2,000,000	Series 2015-40A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.34	%(a)	08/15/2031	1,877,400
500,000	Series 2017-50A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.77	%(a)	07/15/2030	499,707
	Highbridge Loan Management Ltd.
1,000,000	Series 11A-17-E (3 mo. Term SOFR + 6.36%, 0.00% Floor)	10.62	%(a)	05/06/2030	859,428
1,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.43	%(a)	10/20/2029	1,003,907
	Katayma CLO Ltd.
1,000,000	Series 2024-2A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	8.77	%(a)	04/20/2037	1,016,801
	LCM LP
2,500,000	Series 26A-E (3 mo. Term SOFR + 5.56%, 5.30% Floor)	9.83	%(a)	01/20/2031	1,875,245
	Madison Park Funding Ltd.
850,000	Series 2014-14A-ER (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.33	%(a)	10/22/2030	842,596
1,000,000	Series 9A-DR (3 mo. Term SOFR + 3.86%, 0.00% Floor)	8.19	%(a)	05/28/2030	1,013,305
	Magnetite CLO Ltd.
1,000,000	Series 2019-24A-ER (3 mo. Term SOFR + 6.40%, 6.40% Floor)	10.66	%(a)	04/15/2035	1,003,142
500,000	Series 2022-33A-DR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.27	%(a)	10/20/2037	501,526
	Marble Point CLO
500,000	Series 2021-3A-D1 (3 mo. Term SOFR + 3.76%, 3.50% Floor)	8.04	%(a)	10/17/2034	498,753
	Neuberger Berman CLO Ltd.
2,000,000	Series 2019-32A-DR (3 mo. Term SOFR + 2.96%, 2.70% Floor)	7.23	%(a)	01/20/2032	2,023,245
	Ocean Trails CLO
920,000	Series 2014-5A-DRR (3 mo. Term SOFR + 3.71%, 3.45% Floor)	7.95	%(a)	10/13/2031	925,294
	Octagon Investment Partners Ltd.
1,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.11%, 3.11% Floor)	7.37	%(a)	07/15/2030	1,010,792
1,000,000	Series 2016-1A-FR (3 mo. Term SOFR + 8.35%, 8.35% Floor)	12.61	%(a)	07/15/2030	236,228
2,000,000	Series 2017-1A-SUB	0.00	%(a)(b)(c)(f)	03/17/2030	61,240
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 5.46%, 5.20% Floor)	9.73	%(a)	01/20/2031	1,437,880
900,000	Series 2018-3A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.28	%(a)	10/20/2030	901,680
1,000,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.77	%(a)	10/15/2034	978,762
	RR Ltd./Cayman Islands
500,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.32	%(a)	04/15/2036	485,785
	Sound Point CLO Ltd.
2,500,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.82	%(a)	07/15/2034	2,428,193
2,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	7.88	%(a)	07/20/2034	2,005,965
2,000,000	Series 2021-1A-D (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.04	%(a)	04/25/2034	2,004,897

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Trimaran CAVU LLC
500,000	Series 2019-2A-C (3 mo. Term SOFR + 4.98%, 4.72% Floor)	9.25	%(a)	11/26/2032	501,169
	Venture CDO Ltd.
500,000	Series 2017-30A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.47	%(a)	01/15/2031	501,378
	Vibrant CLO Ltd.
500,000	Series 2024-4RA-D1 (3 mo. Term SOFR + 3.75%, 3.75% Floor)	8.02	%(a)	10/20/2037	505,685
	Vibrant Clo X Ltd.
1,000,000	Series 2018-10RA-C1 (3 mo. Term SOFR + 5.00%, 5.00% Floor)	9.27	%(a)	04/20/2036	1,003,185
	Voya CLO Ltd.
1,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.62	%(a)	07/16/2034	998,495
	Wind River CLO Ltd.
2,500,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.27	%(a)	01/15/2031	2,275,109
1,000,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.93	%(a)	10/22/2031	1,015,622
	Wind River Ltd.
1,000,000	Series 2021-3A-D1AR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.27	%(a)	04/20/2038	1,004,337
	Total Collateralized Loan Obligations (Cost $64,699,217)				63,433,718
FOREIGN CORPORATE BONDS - 2.8%
400,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	315,591
167,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%		10/15/2039	134,712
208,500	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	177,660
350,000	AL Candelaria Spain SA	5.75%		06/15/2033	297,272
122,468	Autopistas del Sol SA/Costa Rica	7.38%		12/30/2030	121,854
200,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(g)	04/22/2031	178,181
200,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13	%(a)	07/02/2035	201,160
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%		01/08/2039	206,864
250,000	Braskem Idesa SAPI	6.99	%(a)	02/20/2032	173,745
450,000	Braskem Netherlands Finance BV	5.88%		01/31/2050	283,395
400,000	Canacol Energy Ltd.	5.75%		11/24/2028	138,426
400,000	CAP SA	3.90%		04/27/2031	321,761
250,000	Comision Federal de Electricidad	5.00%		07/30/2049	209,167
100,000	Cosan Overseas Ltd.	8.25	%(g)	08/05/2025	100,988
400,000	CSN Resources SA	5.88%		04/08/2032	329,296
400,000	ENA Master Trust	4.00%		05/19/2048	290,060
202,000	Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 (11.00% Cash + 2.00% PIK)	11.00	%(a)	09/12/2030	163,872
160,900	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	162,670
450,000	Fresnillo PLC	4.25%		10/02/2050	328,415
300,000	Frigorifico Concepcion SA	7.70	%(a)	07/21/2028	233,348
200,000	FS Luxembourg Sarl	8.63	%(a)	06/25/2033	197,600
235,000	Garda World Security Corp.	8.25	%(a)	08/01/2032	241,360
235,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)	09/01/2027	241,195
230,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)	02/15/2029	240,763
200,000	Infraestructura Energetica Nova SAPI de CV	4.88%		01/14/2048	147,870
200,000	Infraestructura Energetica Nova SAPI de CV	4.75%		01/15/2051	141,334
140,000	Kronos Acquisition Holdings, Inc.	8.25	%(a)	06/30/2031	127,293
200,000	Motion Finco Sarl	8.38	%(a)	02/15/2032	183,345
200,000	Movida Europe SA	7.85	%(a)	04/11/2029	184,782
100,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00	%(a)	08/01/2030	100,402
200,000	Orbia Advance Corp. SAB de CV	5.50%		01/15/2048	157,551
75,000	Phoenix Aviation Capital Ltd.	9.25	%(a)	07/15/2030	77,738
143,944	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	145,928
400,000	Raizen Fuels Finance SA	6.95%		03/05/2054	371,391

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
200,000	Saavi Energia Sarl	8.88%		02/10/2035	208,950
200,000	Saavi Energia Sarl	8.88	%(a)	02/10/2035	208,950
200,000	Sasol Financing USA LLC	5.50%		03/18/2031	164,539
450,000	Simpar Europe SA	5.20%		01/26/2031	369,000
171,637	TransJamaican Highway Ltd.	5.75%		10/10/2036	159,537
44,228	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(a)	12/31/2027	35,604
62,117	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%		12/31/2027	50,004
215,781	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%		12/31/2028	60,418
50,180	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(a)	12/31/2028	14,050
262,806	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00%		12/31/2044	8,541
100,000	Volcan Cia Minera SAA	8.75%		01/24/2030	99,420
200,000	Yinson Bergenia Production BV	8.50	%(a)	01/31/2045	202,966
	Total Foreign Corporate Bonds (Cost $8,948,071)				8,508,968
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.7%
400,000	Aeropuerto Internacional de Tocumen SA	5.13%		08/11/2061	282,012
200,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75	%(g)	10/15/2025	202,004
450,000	Brazilian Government International Bond	4.75%		01/14/2050	318,351
500,000	Colombia Government International Bond	5.00%		06/15/2045	338,502
200,000	Comision Federal de Electricidad	4.68%		02/09/2051	139,524
350,000	Corp. Nacional del Cobre de Chile	3.15%		01/15/2051	215,100
250,000	Ecopetrol SA	5.88%		05/28/2045	172,751
250,000	Ecopetrol SA	5.88%		11/02/2051	164,807
200,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	144,425
198,850	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(a)	01/31/2041	202,012
200,000	Guatemala Government Bond	4.65%		10/07/2041	159,375
200,000	Mexico City Airport Trust	5.50%		07/31/2047	165,285
500,000	Mexico Government International Bond	3.77%		05/24/2061	296,563
200,000	Morocco Government International Bond	4.00%		12/15/2050	136,470
200,000	OCP SA	5.13%		06/23/2051	152,103
150,000	Peruvian Government International Bond	2.78%		12/01/2060	80,959
350,000	Petrobras Global Finance BV	5.50%		06/10/2051	271,153
600,000	Petroleos del Peru SA	5.63%		06/19/2047	380,030
700,000	Petroleos Mexicanos	6.38%		01/23/2045	496,299
200,000	Port Of Spain Waterfront Development	7.88%		02/19/2040	199,240
200,000	Port Of Spain Waterfront Development	7.88	%(a)	02/19/2040	199,240
350,000	Republic of South Africa Government International Bond	5.65%		09/27/2047	262,274
200,000	Trinidad Generation Unlimited	7.75	%(a)	06/16/2033	207,325
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $5,800,659)				5,185,804
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 25.3%
	1345 Trust
620,000	Series 2025-AOA-D (1 mo. Term SOFR + 3.00%, 3.00% Floor)	7.30	%(a)	06/15/2030	622,616
	ACREC Trust
690,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	7.79	%(a)	02/19/2038	694,500
	Arbor Realty Trust, Inc.
1,000,000	Series 2022-FL1-C (30 day avg SOFR US + 2.30%, 2.30% Floor)	6.60	%(a)	01/15/2037	1,002,451
	ARDN Mortgage Trust
650,000	Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)	8.80	%(a)	06/15/2035	652,959
	AREIT Ltd.
1,000,000	Series 2024-CRE9-B (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.85	%(a)	05/17/2041	993,340

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	AREIT Trust
1,000,000	Series 2023-CRE8-B (1 mo. Term SOFR + 3.32%, 3.32% Floor)	7.64	%(a)	08/17/2041	1,003,436
200,000	Series 2023-CRE8-D (1 mo. Term SOFR + 5.37%, 5.37% Floor)	9.68	%(a)	08/17/2041	201,160
930,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.10	%(a)	01/17/2030	887,844
	BANK
5,843,520	Series 2020-BN26-XF	1.50	%(a)(h)	03/15/2063	327,007
	BANK5 Trust
72,348,973	Series 2023-5YR1-XA	0.48	%(f)(h)	04/15/2056	511,290
18,014,884	Series 2023-5YR4-XA	1.26	%(f)(h)	12/15/2056	527,881
	BBCMS Trust
500,000	Series 2025-5C34-D	4.25	%(a)	05/15/2058	434,420
	BDS Ltd.
1,200,000	Series 2021-FL9-D (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.68	%(a)	11/16/2038	1,195,199
1,000,000	Series 2024-FL13-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.91	%(a)	09/19/2039	1,003,112
	Beast Mortgage Trust
1,000,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	10.43	%(a)	03/15/2036	135,252
	Benchmark Mortgage Trust
11,678,644	Series 2018-B1-XA	0.67	%(f)(h)	01/15/2051	126,392
1,398,000	Series 2018-B4-D	2.92	%(a)(f)	07/15/2051	1,138,425
1,000,000	Series 2024-V10-D	4.50	%(a)	09/15/2057	889,833
	Blackstone Mortgage Trust, Inc.
314,618	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48	%(a)	05/15/2038	313,624
	BMO Mortgage Trust
1,089,000	Series 2025-C11-D	4.50	%(a)	02/15/2058	844,729
	BrightSpire Capital, Inc.
1,200,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.81%, 2.70% Floor)	7.13	%(a)	08/19/2038	1,165,388
1,064,000	Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.86	%(a)	08/19/2037	1,060,590
	BSPRT Co.-Issuer LLC
1,400,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	7.17	%(a)	09/15/2035	1,407,799
	BX Trust
1,000,000	Series 2019-OC11-E	4.08	%(a)(f)	12/09/2041	918,918
700,000	Series 2021-ARIA-F (1 mo. Term SOFR + 2.71%, 2.59% Floor)	7.02	%(a)	10/15/2036	697,144
903,000	Series 2022-PSB-C (1 mo. Term SOFR + 3.70%, 3.70% Floor)	8.01	%(a)	08/15/2039	904,129
514,481	Series 2024-AIRC-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.90	%(a)	08/15/2039	517,485
810,000	Series 2025-LUNR-E (1 mo. Term SOFR + 3.95%, 3.95% Floor)	8.26	%(a)	06/15/2040	814,072
940,000	Series 2025-ROIC-E (1 mo. Term SOFR + 2.94%, 2.94% Floor)	7.25	%(a)	03/15/2030	924,260
	CALI Mortgage Trust
530,000	Series 2024-SUN-C (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.10	%(a)	07/15/2041	531,929
	Citigroup/Deutsche Bank Commercial Mortgage Trust
13,647,016	Series 2017-CD6-XA	1.03	%(f)(h)	11/13/2050	202,044
	Commercial Mortgage Pass Through Certificates
26,400,000	Series 2014-UBS3-XC	1.25	%(a)(f)(h)	06/10/2047	752
1,288,300	Series 2014-UBS4-F	3.75	%(a)(c)	08/10/2047	580
1,047,724	Series 2014-UBS4-G	3.75	%(a)(c)	08/10/2047	305
5,000	Series 2014-UBS4-V	0.00	%(a)(c)(f)	08/10/2047	1
27,394,000	Series 2015-CR23-XD	1.13	%(a)(f)(h)	05/10/2048	712
5,297,000	Series 2015-CR26-XD	1.42	%(a)(f)(h)	10/10/2048	178
	Computershare Corporate Trust
23,293,000	Series 2015-C28-XF	1.25	%(a)(f)(h)	05/15/2048	23,337
747,000	Series 2015-NXS4-D	3.83	%(f)	12/15/2048	720,977
1,000,000	Series 2016-LC24-C	4.57	%(f)	10/15/2049	899,808
43,707,234	Series 2018-C43-XA	0.72	%(f)(h)	03/15/2051	574,151
1,569,000	Series 2019-C50-D	3.00	%(a)	05/15/2052	1,287,119
	CSAIL Commercial Mortgage Trust
885,000	Series 2016-C5-C	4.78	%(f)	11/15/2048	867,519
4,003,913	Series 2016-C6-XA	2.01	%(f)(h)	01/15/2049	18,921
2,000,000	Series 2018-CX12-C	4.88	%(f)	08/15/2051	1,839,667

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	DOLP Trust
1,000,000	Series 2021-NYC-F	3.70	%(a)(f)	05/10/2041	734,420
	FIVE Mortgage Trust
583,000	Series 2023-V1-E	6.51	%(a)(f)	02/10/2056	537,578
	FS Rialto Issuer LLC
1,199,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)	6.93	%(a)	11/16/2036	1,179,322
1,200,000	Series 2024-FL9-D (1 mo. Term SOFR + 3.94%, 3.94% Floor)	8.26	%(a)	10/19/2039	1,194,738
1,140,000	Series 2025-FL10-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)	7.01	%(a)	08/19/2042	1,123,790
	Granite Point Mortgage Trust, Inc.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.38	%(a)	12/15/2036	975,662
	Great Wolf Trust
1,500,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	7.95	%(a)	05/15/2041	1,503,840
	Greystone Commercial Real Estate Notes
800,000	Series 2021-FL3-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.43	%(a)	07/15/2039	794,581
1,000,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.63	%(a)	07/15/2039	994,491
1,100,000	Series 2021-FL3-E (1 mo. Term SOFR + 2.86%, 2.75% Floor)	7.18	%(a)	07/15/2039	1,083,765
880,000	Series 2025-FL4-C (1 mo. Term SOFR + 2.89%, 2.89% Floor)	7.20	%(a)	01/15/2043	880,940
	GS Mortgage Securities Corp. II
905,459	Series 2010-C1-C	5.64	%(a)(f)	08/10/2043	899,847
620,000	Series 2014-GC26-D	4.55	%(a)(f)	11/10/2047	361,156
734,722	Series 2015-GC28-D	4.56	%(a)(f)	02/10/2048	704,322
74,070,666	Series 2018-GS9-XA	0.55	%(f)(h)	03/10/2051	691,902
	HGI CRE CLO Ltd.
1,100,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.78	%(a)	06/16/2036	1,098,296
910,000	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.58	%(a)	09/17/2036	908,926
1,000,000	Series 2022-FL3-B (30 day avg SOFR US + 2.60%, 2.60% Floor)	6.90	%(a)	04/20/2037	1,004,383
	HIG RCP LLC
1,400,000	Series 2023-FL1-B (1 mo. Term SOFR + 3.61%, 3.61% Floor)	7.93	%(a)	09/19/2038	1,410,125
	JP Morgan Chase Commercial Mortgage Securities
1,153,000	Series 2019-MFP-G (1 mo. Term SOFR + 4.10%, 4.05% Floor)	8.41	%(a)	07/15/2036	841,291
1,153,000	Series 2019-MFP-XG	0.50	%(a)(f)(h)	07/15/2036	10,731
1,040,000	Series 2019-UES-B	4.14	%(a)	05/05/2032	1,014,503
	JPMBB Commercial Mortgage Securities Trust
8,216,862	Series 2013-C14-XC	0.57	%(a)(f)(h)	08/15/2046	22,262
1,644,636	Series 2014-C19-NR	3.75	%(a)(c)(f)	04/15/2047	1,091,118
24,195	Series 2014-C26-XA	0.51	%(f)(h)	01/15/2048	—
500,000	Series 2015-C27-D	3.95	%(a)(f)	02/15/2048	130,725
10,827,635	Series 2015-C29-XE	0.51	%(a)(f)(h)	05/15/2048	154
16,358,000	Series 2015-C32-XD	0.50	%(a)(f)(h)	11/15/2048	355
	KKR Industrial Portfolio Trust
600,000	Series 2024-1-C (1 mo. Term SOFR + 2.84%, 2.84% Floor)	7.15	%(a)	08/15/2041	601,314
	KREF
1,000,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.43	%(a)	02/15/2039	991,006
	LoanCore
650,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.05	%(a)	08/17/2042	632,822
	LSTAR Commercial Mortgage Trust
1,154,836	Series 2016-4-XA	1.68	%(a)(f)(h)	03/10/2049	4,837
1,000,000	Series 2017-5-C	4.82	%(a)(f)	03/10/2050	931,259
	MF1 Multifamily Housing Mortgage Loan Trust
1,352,581	Series 2021-FL6-C (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.28	%(a)	07/16/2036	1,347,695
780,000	Series 2021-FL6-E (1 mo. Term SOFR + 3.06%, 2.95% Floor)	7.38	%(a)	07/16/2036	771,789
1,000,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.23	%(a)	10/16/2036	970,302
1,000,000	Series 2024-FL14-C (1 mo. Term SOFR + 3.29%, 3.29% Floor)	7.61	%(a)	03/19/2039	1,007,503
1,000,000	Series 2024-FL15-C (1 mo. Term SOFR + 2.94%, 2.94% Floor)	7.25	%(a)	08/18/2041	1,005,023
1,240,000	Series 2024-FL16-D (1 mo. Term SOFR + 3.59%, 3.59% Floor)	7.90	%(a)	11/18/2039	1,226,728
690,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.06	%(a)	02/18/2040	682,282

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,250,000	Series 2025-FL19-C (1 mo. Term SOFR + 2.84%, 2.84% Floor)	7.16	%(a)	05/18/2042	1,250,379
	Morgan Stanley Bank of America Merrill Lynch Trust
197,017	Series 2014-C19-C	4.00%		12/15/2047	191,061
	PFP III Ltd.
995,530	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.80	%(a)	09/17/2039	997,661
1,250,000	Series 2025-12-C (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.86	%(a)	12/18/2042	1,251,754
	Ready Capital Corp.
1,250,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.85	%(a)	10/25/2039	1,254,500
1,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 4.55%, 4.55% Floor)	8.87	%(a)	05/25/2038	1,012,332
	ROCK Trust
319,000	Series 2024-CNTR-D	7.11	%(a)	11/13/2041	333,824
	Starwood Property Trust, Inc.
1,200,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.21%, 2.10% Floor)	6.53	%(a)	04/18/2038	1,185,037
2,500,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	6.25	%(a)	11/15/2038	2,459,183
	TPG Real Estate Finance Issuer Ltd.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.28	%(a)	03/15/2038	999,406
758,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.46	%(a)	02/15/2039	757,121
1,100,000	Series 2022-FL5-B (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.76	%(a)	02/15/2039	1,098,299
	UBS Commercial Mortgage Trust
1,000,000	Series 2018-C12-C	5.19	%(f)	08/15/2051	903,261
	UBS-Barclays Commercial Mortgage Trust
1,350,000	Series 2013-C5-C	3.84	%(a)(f)	03/10/2046	1,226,029
	WHARF Trust
630,000	Series 2025-DC-E	7.72	%(a)(f)	07/15/2040	647,611
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $86,782,865)				75,816,496
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 14.3%
	Barclays PLC
8,241,493	Series 2007-AB1-A5	4.47	%(i)	03/25/2037	3,120,847
471,462	Series 2010-RR6-6A2	9.30	%(a)(f)	07/26/2037	222,938
	Chase Mortgage Finance Corp.
1,276,365	Series 2007-S1-A7	6.00%		02/25/2037	490,204
1,353,546	Series 2007-S3-1A5	6.00%		05/25/2037	576,580
	Citigroup Financial Products, Inc.
249,206	Series 2006-8-A4 (-3 x 1 mo. Term SOFR + 19.35%, 0.00% Floor, 19.66% Cap)	7.47	%(a)(j)	10/25/2035	182,855
	Countrywide Alternative Loan Trust
528,803	Series 2005-85CB-2A5 (1 mo. Term SOFR + 1.21%, 1.10% Floor, 7.00% Cap)	5.53%		02/25/2036	412,366
111,675	Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)	5.38	%(j)	02/25/2036	86,490
	Countrywide Home Loan Mortgage Pass Through Trust
1,275,478	Series 2007-4-1A35 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)	2.27	%(h)(j)	05/25/2037	195,615
	Credit Suisse Management LLC
1,617,143	Series 2005-11-7A1	6.00%		12/25/2035	818,058
	Credit Suisse Mortgage Capital Certificates
3,109,404	Series 2006-5-3A3	6.50%		06/25/2036	502,259
235,970	Series 2006-9-2A1	5.50%		11/25/2036	221,806
151,374	Series 2006-9-6A14	6.00%		11/25/2036	107,245
	Fannie Mae Connecticut Avenue Securities
2,996,000	Series 2021-R01-1B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	10.31	%(a)	10/25/2041	3,130,453
3,000,000	Series 2022-R01-1B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	10.31	%(a)	12/25/2041	3,151,853
	Freddie Mac Structured Agency Credit Risk Debt Notes
3,000,000	Series 2020-HQA2-B2 (30 day avg SOFR US + 7.71%, 0.00% Floor)	12.02	%(a)	03/25/2050	3,642,230
2,000,000	Series 2021-DNA2-B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	10.31	%(a)	08/25/2033	2,437,008

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,000,000	Series 2021-DNA6-B2 (30 day avg SOFR US + 7.50%, 0.00% Floor)	11.81	%(a)	10/25/2041	3,189,960
1,200,000	Series 2021-DNA7-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	6.11	%(a)	11/25/2041	1,209,243
2,000,000	Series 2021-HQA2-B2 (30 day avg SOFR US + 5.45%, 0.00% Floor)	9.76	%(a)	12/25/2033	2,347,334
3,000,000	Series 2021-HQA3-B2 (30 day avg SOFR US + 6.25%, 0.00% Floor)	10.56	%(a)	09/25/2041	3,130,274
	Indymac Index Mortgage Loan Trust
817,845	Series 2005-AR23-6A1	3.96	%(f)	11/25/2035	775,267
	JP Morgan Alternative Loan Trust
57,145	Series 2006-S1-2A5	5.50%		02/28/2026	46,068
	JP Morgan Reremic
872,354	Series 2011-1-2A10	6.00	%(a)(f)	06/26/2037	719,891
	Lehman Mortgage Trust
137,364	Series 2007-10-1A1	6.00%		01/25/2038	133,890
1,152,963	Series 2007-4-1A3	5.75%		05/25/2037	536,816
	RALI Trust
417,358	Series 2005-QS14-3A1	6.00%		09/25/2035	367,829
1,048,364	Series 2006-QS7-A3	6.00%		06/25/2036	831,014
335,900	Series 2007-QS1-1A1	6.00%		01/25/2037	267,820
554,118	Series 2007-QS6-A1 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.76%		04/25/2037	417,811
586,640	Series 2007-QS6-A102	5.75%		04/25/2037	484,140
126,231	Series 2007-QS6-A2 (-8 x 1 mo. Term SOFR + 54.63%, 0.00% Floor, 55.58% Cap)	18.64	%(j)	04/25/2037	166,887
	RBSGC Mortgage Pass Through Certificates
570,412	Series 2008-B-A1	6.00	%(a)	06/25/2037	497,547
	Residential Asset Securitization Trust
1,641,176	Series 2006-A6-1A12 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.67	%(h)(j)	07/25/2036	185,682
1,622,702	Series 2006-A6-1A9	6.00%		07/25/2036	399,637
	RFMSI Trust
363,463	Series 2007-S2-A4	6.00%		02/25/2037	279,574
	Structured Adjustable Rate Mortgage Loan Trust
240,986	Series 2006-1-2A2	4.89	%(f)	02/25/2036	203,810
	Velocity Commercial Capital Loan Trust
344,674	Series 2018-1-M4	5.01	%(a)	04/25/2048	311,614
256,243	Series 2018-1-M5	6.26	%(a)	04/25/2048	229,138
364,718	Series 2018-1-M6	7.26	%(a)	04/25/2048	323,982
	Vericrest Opportunity Loan Transferee
5,474,421	Series 2021-NPL3-A2	8.95	%(a)(i)(k)	02/27/2051	5,478,438
	Washington Mutual Alternative Mortgage Pass-Through Certificates
2,959,259	Series 2006-8-A4	4.11	%(i)	10/25/2036	1,002,060
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $52,545,016)				42,834,533
US CORPORATE BONDS - 1.1%
250,000	Allied Universal Holdco LLC	7.88	%(a)	02/15/2031	261,395
65,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	9.75	%(a)	04/15/2030	66,099
30,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	30,713
140,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	146,300
55,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)	06/01/2029	50,915
50,000	CommScope LLC	9.50	%(a)	12/15/2031	52,397
50,000	CoreWeave, Inc.	9.25	%(a)	06/01/2030	51,159
75,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	69,015
50,000	Dcli Bidco LLC	7.75	%(a)	11/15/2029	50,690
100,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	10.00	%(a)	02/15/2031	97,152
60,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	46,538
45,000	EchoStar Corp.	10.75%		11/30/2029	46,388
115,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(a)	01/15/2030	106,215
100,000	Freedom Mortgage Holdings LLC	8.38	%(a)	04/01/2032	101,157

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
145,000	Full House Resorts, Inc.	8.25	%(a)	02/15/2028	140,993
135,000	Gray Media, Inc.	10.50	%(a)	07/15/2029	145,135
235,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	236,312
35,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)	09/20/2031	34,073
30,000	Kohl’s Corp.	10.00	%(a)	06/01/2030	31,129
35,000	LFS Topco LLC	8.75	%(a)	07/15/2030	34,457
105,000	LifePoint Health, Inc.	10.00	%(a)	06/01/2032	108,456
55,000	Mativ Holdings, Inc.	8.00	%(a)	10/01/2029	49,903
135,000	Michaels Cos., Inc.	5.25	%(a)	05/01/2028	108,608
90,000	Nabors Industries, Inc.	8.88	%(a)	08/15/2031	66,924
250,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75	%(a)	02/15/2029	243,181
50,000	Radiology Partners, Inc.	8.50	%(a)	07/15/2032	50,179
30,000	Sabre GLBL, Inc.	8.63	%(a)	06/01/2027	30,732
30,000	Sabre GLBL, Inc.	10.75	%(a)	11/15/2029	30,939
25,000	Staples, Inc.	10.75	%(a)	09/01/2029	23,786
215,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	228,337
105,000	United Natural Foods, Inc.	6.75	%(a)	10/15/2028	103,736
55,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63	%(a)	06/15/2032	55,605
90,000	Univision Communications, Inc.	8.50	%(a)	07/31/2031	90,181
25,000	Veritiv Operating Co.	10.50	%(a)	11/30/2030	27,094
230,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)	09/15/2029	241,242
100,000	Vital Energy, Inc.	7.88	%(a)	04/15/2032	85,579
50,000	Voyager Parent LLC	9.25	%(a)	07/01/2032	52,053
	Total US Corporate Bonds (Cost $3,401,336)				3,394,767
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 18.6%
	Federal Home Loan Mortgage Corp.
28,173,520	Series 2021-P009-X	1.41	%(f)(h)	01/25/2031	828,070
236,590	Series 3211-SI (-4 x 30 day avg SOFR US + 27.18%, 0.00% Floor, 27.67% Cap)	9.09	%(h)(j)	09/15/2036	93,907
539,863	Series 3236-ES (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	2.28	%(h)(j)	11/15/2036	48,966
318,261	Series 3256-S (-1 x 30 day avg SOFR US + 6.58%, 0.00% Floor, 6.69% Cap)	2.27	%(h)(j)	12/15/2036	35,565
198,357	Series 3292-SD (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.68	%(h)(j)	03/15/2037	14,260
2,056,715	Series 3297-BI (-1 x 30 day avg SOFR US + 6.65%, 0.00% Floor, 6.76% Cap)	2.34	%(h)(j)	04/15/2037	232,656
1,816,654	Series 3311-BI (-1 x 30 day avg SOFR US + 6.65%, 0.00% Floor, 6.76% Cap)	2.34	%(h)(j)	05/15/2037	153,606
1,454,633	Series 3311-IA (-1 x 30 day avg SOFR US + 6.30%, 0.00% Floor, 6.41% Cap)	1.99	%(h)(j)	05/15/2037	164,207
313,732	Series 3314-SH (-1 x 30 day avg SOFR US + 6.29%, 0.00% Floor, 6.40% Cap)	1.98	%(h)(j)	11/15/2036	27,463
156,553	Series 3330-KS (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	2.13	%(h)(j)	06/15/2037	9,279
29,026	Series 3339-AI (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	2.13	%(h)(j)	07/15/2037	2,364
1,038,315	Series 3339-TI (-1 x 30 day avg SOFR US + 6.03%, 0.00% Floor, 6.14% Cap)	1.72	%(h)(j)	07/15/2037	102,732
306,157	Series 3374-SD (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.03	%(h)(j)	10/15/2037	24,543
79,202	Series 3382-SU (-1 x 30 day avg SOFR US + 6.19%, 0.00% Floor, 6.30% Cap)	1.88	%(h)(j)	11/15/2037	5,557
1,785,136	Series 3404-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(j)	01/15/2038	151,263
75,413	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.23	%(h)(j)	03/15/2038	5,208
1,297,070	Series 3435-S (-1 x 30 day avg SOFR US + 5.87%, 0.00% Floor, 5.98% Cap)	1.56	%(h)(j)	04/15/2038	106,795
68,605	Series 3508-PS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.23	%(h)(j)	02/15/2039	4,869

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
429,983	Series 3728-SV (-1 x 30 day avg SOFR US + 4.34%, 0.00% Floor, 4.45% Cap)	0.03	%(h)(j)	09/15/2040	15,111
4,061,014	Series 3736-SN (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.63	%(h)(j)	10/15/2040	381,566
1,414,292	Series 3753-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(j)	11/15/2040	138,748
1,596,941	Series 3780-SM (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.08	%(h)(j)	12/15/2040	172,431
581,685	Series 3815-ST (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	1.43	%(h)(j)	02/15/2041	48,189
1,076,798	Series 3905-SC (-5 x 30 day avg SOFR US + 22.18%, 0.00% Floor, 22.75% Cap)	0.61	%(j)	08/15/2041	1,100,589
566,223	Series 3924-SJ (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(j)	09/15/2041	51,918
1,202,803	Series 3960-ES (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.53	%(h)(j)	11/15/2041	107,952
1,412,478	Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.48	%(h)(j)	01/15/2054	160,185
5,933,375	Series 5083-IH	2.50	%(h)	03/25/2051	882,833
10,990,915	Series 5100-DS (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(h)(j)	05/25/2051	25,777
8,673,835	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(h)(j)	06/25/2051	23,253
	Federal National Mortgage Association
21,032	Series 2005-72-WS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.33	%(h)(j)	08/25/2035	1,529
193,685	Series 2006-117-SQ (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	2.13	%(h)(j)	12/25/2036	14,664
58,248	Series 2006-119-HS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.23	%(h)(j)	12/25/2036	5,998
1,843,803	Series 2006-123-CI (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	2.32	%(h)(j)	01/25/2037	227,112
967,214	Series 2007-15-BI (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	2.28	%(h)(j)	03/25/2037	95,329
164,063	Series 2007-20-S (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	2.32	%(h)(j)	03/25/2037	11,472
98,805	Series 2007-21-SD (-1 x 30 day avg SOFR US + 6.37%, 0.00% Floor, 6.48% Cap)	2.06	%(h)(j)	03/25/2037	9,046
491,821	Series 2007-30-IE (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	2.32	%(h)(j)	04/25/2037	63,248
1,188,949	Series 2007-32-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.68	%(h)(j)	04/25/2037	103,801
410,979	Series 2007-40-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.68	%(h)(j)	05/25/2037	34,936
88,616	Series 2007-48-SE (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.68	%(h)(j)	05/25/2037	5,341
140,078	Series 2007-64-LI (-1 x 30 day avg SOFR US + 6.45%, 0.00% Floor, 6.56% Cap)	2.14	%(h)(j)	07/25/2037	10,681
45,377	Series 2007-68-SA (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.23	%(h)(j)	07/25/2037	4,286
2,491,015	Series 2007-75-PI (-1 x 30 day avg SOFR US + 6.43%, 0.00% Floor, 6.54% Cap)	2.12	%(h)(j)	08/25/2037	251,653
1,222,482	Series 2008-33-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(j)	04/25/2038	104,799
996,418	Series 2008-42-SC (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.48	%(h)(j)	05/25/2038	90,769
288,658	Series 2008-5-GS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.83	%(h)(j)	02/25/2038	27,852
660,666	Series 2008-62-SD (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.63	%(h)(j)	07/25/2038	54,858
484,611	Series 2008-68-SB (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.68	%(h)(j)	08/25/2038	38,924
69,790	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.83	%(h)(j)	01/25/2040	7,390
351,880	Series 2009-12-CI (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.18	%(h)(j)	03/25/2036	26,728

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
71,653	Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.68	%(h)(j)	07/25/2039	3,942
91,406	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.53	%(h)(j)	07/25/2039	7,982
48,055	Series 2009-67-SA (-1 x 30 day avg SOFR US + 5.04%, 0.25% Floor, 5.15% Cap)	0.73	%(h)(j)	07/25/2037	2,758
275,759	Series 2009-87-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(j)	11/25/2049	26,099
3,019,469	Series 2009-90-QI (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.18	%(h)(j)	08/25/2036	301,882
379,633	Series 2009-91-SD (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.73	%(h)(j)	11/25/2039	35,229
66,104	Series 2010-11-SC (-1 x 30 day avg SOFR US + 4.69%, 0.00% Floor, 4.80% Cap)	0.38	%(h)(j)	02/25/2040	3,588
73,611	Series 2010-115-SD (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.18	%(h)(j)	11/25/2039	7,098
2,403,315	Series 2010-142-SC (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.18	%(h)(j)	12/25/2040	306,037
390,709	Series 2010-15-SL (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.53	%(h)(j)	03/25/2040	18,091
152,037	Series 2010-19-SA (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.40% Cap)	0.98	%(h)(j)	03/25/2050	11,575
323,188	Series 2010-31-SB (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.58	%(h)(j)	04/25/2040	25,454
532,742	Series 2010-39-SL (-1 x 30 day avg SOFR US + 5.56%, 0.00% Floor, 5.67% Cap)	1.25	%(h)(j)	05/25/2040	37,378
84,553	Series 2010-8-US (-1 x 30 day avg SOFR US + 4.69%, 0.00% Floor, 4.80% Cap)	0.38	%(h)(j)	02/25/2040	2,795
92,171	Series 2010-9-GS (-1 x 30 day avg SOFR US + 4.64%, 0.00% Floor, 4.75% Cap)	0.33	%(h)(j)	02/25/2040	4,197
473,274	Series 2011-114-S (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(j)	09/25/2039	49,962
803,216	Series 2011-146-US (-1 x 30 day avg SOFR US + 6.84%, 0.00% Floor, 7.00% Cap)	0.81	%(j)	01/25/2042	554,752
130,136	Series 2012-29-SG (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(j)	04/25/2042	10,878
917,700	Series 2012-56-SN (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.63	%(h)(j)	06/25/2042	95,542
1,120,037	Series 2012-76-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(j)	07/25/2042	131,967
1,386,415	Series 2013-83-US (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.58	%(j)	08/25/2043	966,194
3,254,662	Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(j)	09/25/2046	364,854
2,810,761	Series 2020-61-DI	3.00	%(h)	09/25/2060	447,376
12,498,090	Series 2020-M27-X1	0.94	%(f)(h)	03/25/2031	340,989
13,951,378	Series 2021-17-SA (-1 x 30 day avg SOFR US + 2.00%, 0.00% Floor, 2.00% Cap)	0.00	%(h)(j)	04/25/2051	10,024
4,440,340	Series 2021-3-KI	2.50	%(h)	02/25/2051	642,318
3,911,871	Series 2021-56-WI	2.50	%(h)	09/25/2051	499,252
115,032	Series 374-19	6.50	%(h)	09/25/2036	20,158
	FREMF Mortgage Trust
543,955	Series 2016-KF25-B (30 day avg SOFR US + 5.11%, 5.00% Floor)	9.43	%(a)	07/25/2025	533,063
695,146	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	10.23	%(a)	11/25/2028	620,666
1,113,822	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.43	%(a)	10/25/2029	1,074,953
	Government National Mortgage Association
301,399	Series 2009-104-SD (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	1.92	%(h)(j)	11/16/2039	29,152
25,344	Series 2010-98-IA	5.24	%(f)(h)	03/20/2039	534
324,485	Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)	0.92	%(h)(j)	05/20/2041	24,255
532,556	Series 2011-71-SG (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97	%(h)(j)	05/20/2041	49,497

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
576,548	Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)	0.95	%(h)(j)	05/20/2041	48,012
695,372	Series 2011-89-SA (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.02	%(h)(j)	06/20/2041	63,718
4,842,631	Series 2012-26-SP (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.22	%(h)(j)	02/20/2042	634,323
356,355	Series 2012-34-LI (-20 x 1 mo. Term SOFR + 119.71%, 0.00% Floor, 6.00% Cap)	6.00	%(h)(j)	12/16/2039	73,049
3,767,577	Series 2013-119-TZ	3.00%		08/20/2043	3,403,870
2,097,306	Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77	%(h)(j)	03/20/2044	258,056
3,584,037	Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82	%(h)(j)	04/16/2044	373,070
3,460,591	Series 2014-63-SD (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.12	%(h)(j)	04/20/2044	429,389
1,459,907	Series 2014-69-ST (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.67	%(h)(j)	12/16/2039	153,588
2,191,663	Series 2015-148-BS (-1 x 1 mo. Term SOFR + 5.58%, 0.00% Floor, 5.69% Cap)	1.26	%(h)(j)	10/20/2045	233,173
6,269,348	Series 2015-158-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77	%(h)(j)	11/20/2045	845,504
6,903,050	Series 2018-111-SA (-1 x 1 mo. Term SOFR + 4.44%, 0.00% Floor, 4.55% Cap)	0.12	%(h)(j)	08/20/2048	321,493
20,499,476	Series 2018-48-SD (-1 x 1 mo. Term SOFR + 3.79%, 0.00% Floor, 3.90% Cap)	0.00	%(h)(j)	04/20/2048	616,013
6,013,798	Series 2020-115-SC (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)	0.00	%(h)(j)	08/20/2050	252,226
8,666,836	Series 2020-129-IW	2.50	%(h)	09/20/2050	1,193,733
4,745,678	Series 2020-129-SE (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(h)(j)	09/20/2050	103,345
14,508,145	Series 2020-138-IC	3.50	%(h)	08/20/2050	2,610,333
5,380,854	Series 2020-138-IL	3.50	%(h)	09/20/2050	923,669
9,142,504	Series 2020-173-MI	2.50	%(h)	11/20/2050	1,357,648
6,893,488	Series 2020-175-KI	2.50	%(h)	11/20/2050	1,024,064
2,631,050	Series 2020-187-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(h)(j)	12/20/2050	389,839
4,190,033	Series 2020-196-DI	2.50	%(h)	12/20/2050	589,348
7,490,592	Series 2021-107-IL	3.00	%(h)	06/20/2051	1,213,023
6,012,023	Series 2021-107-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(h)(j)	06/20/2051	186,534
3,672,900	Series 2021-116-XI	3.50	%(h)	03/20/2051	679,838
3,220,754	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	%(h)(j)	07/20/2051	42,818
6,510,139	Series 2021-130-DI	3.00	%(h)	07/20/2051	1,183,601
9,021,316	Series 2021-15-PI	3.00	%(h)	01/20/2051	1,386,769
6,376,526	Series 2021-158-SA (-1 x 30 day avg SOFR US + 3.70%, 0.00% Floor, 3.70% Cap)	0.00	%(h)(j)	09/20/2051	246,904
15,947,243	Series 2021-194-IN	3.00	%(h)	11/20/2051	2,640,685
10,443,554	Series 2021-209-MI	3.00	%(h)	11/20/2051	1,839,614
12,156,271	Series 2021-221-SC (-1 x 30 day avg SOFR US + 3.80%, 0.00% Floor, 3.80% Cap)	0.00	%(h)(j)	12/20/2051	345,541
9,142,393	Series 2021-221-SD (-1 x 30 day avg SOFR US + 3.80%, 0.00% Floor, 3.80% Cap)	0.00	%(h)(j)	12/20/2051	282,362
9,496,547	Series 2021-24-XI	2.00	%(h)	02/20/2051	1,078,914
7,915,002	Series 2021-46-DS (-1 x 1 mo. Term SOFR + 2.69%, 0.00% Floor, 2.80% Cap)	0.00	%(h)(j)	03/20/2051	42,524
4,117,208	Series 2021-58-SJ (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(h)(j)	04/20/2051	525,927
33,562,935	Series 2021-59-S (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(h)(j)	04/20/2051	232,752
6,540,834	Series 2021-7-IQ	2.50	%(h)	01/20/2051	938,744
13,335,581	Series 2021-73-LS (-1 x 30 day avg SOFR US + 2.50%, 0.50% Floor, 2.50% Cap)	0.50	%(h)(j)	04/20/2051	300,799
6,936,395	Series 2021-77-IH	2.50	%(h)	05/20/2051	830,729
12,181,937	Series 2021-78-SC (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(h)(j)	05/20/2051	80,936
23,777,271	Series 2021-9-MI	2.50	%(h)	01/20/2051	3,594,232

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
13,117,556	Series 2021-97-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(h)(j)	06/20/2051	135,796
9,434,797	Series 2021-H04-BI	0.97	%(f)(h)	02/01/2071	582,222
10,862,805	Series 2021-H07-AI	0.93	%(f)(h)	05/20/2071	597,003
14,141,071	Series 2022-22-SA (-1 x 30 day avg SOFR US + 3.60%, 0.00% Floor, 3.60% Cap)	0.00	%(h)(j)	08/20/2050	298,631
5,730,442	Series 2022-25-EI	3.00	%(h)	02/20/2052	858,580
32,146,274	Series 2022-83-IO	2.50	%(h)	11/20/2051	4,732,005
7,161,422	Series 2024-13-IA	3.00	%(h)	05/20/2051	1,243,542
	Total US Government and Agency Mortgage Backed Obligations (Cost $57,258,412)				55,589,257
US GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
5,950,000	United States Treasury Note/Bond	0.25%		08/31/2025	5,908,524
	Total US Government and Agency Obligations (Cost $5,904,101)				5,908,524
COMMON STOCKS - 0.0%(l)
1,014	Asphalt ATD Holdco, LLC(c)(m)				16,491
20,051	JOANN, Inc.(c)(m)				—
2,528	Riverbed - Class B(c)(m)				317
711	Stichting Administratiekantoor ADR(c)(m)				—
261	Stichting Administratiekantoor Unigel Creditors(c)(m)				—
	Total Common Stocks (Cost $127,347)				16,808
SHORT TERM INVESTMENTS - 4.0%
3,948,885	First American Government Obligations Fund - U	4.28	%(n)		3,948,885
3,948,886	JPMorgan US Government Money Market Fund - IM	4.28	%(n)		3,948,886
3,948,886	MSILF Government Portfolio - Institutional	4.24	%(n)		3,948,886
	Total Short Term Investments (Cost $11,846,657)				11,846,657
	Total Investments - 109.9%(o) (Cost $355,719,812)				329,326,613
	Other Liabilities in Excess of Assets - (9.9)%				(29,686,745)
	NET ASSETS - 100.0%				$299,639,868

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	25.3%
Collateralized Loan Obligations	21.2%
US Government and Agency Mortgage Backed Obligations	18.6%
Bank Loans	17.7%
Non-Agency Residential Collateralized Mortgage Obligations	14.3%
Short Term Investments	4.0%
Foreign Corporate Bonds	2.8%
US Government and Agency Obligations	2.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.7%
Asset Backed Obligations	1.2%
US Corporate Bonds	1.1%
Common Stocks	0.0	%(l)
Other Assets and Liabilities	(9.9)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	25.3%
Collateralized Loan Obligations	21.2%
US Government and Agency Mortgage Backed Obligations	18.6%
Non-Agency Residential Collateralized Mortgage Obligations	14.3%
Short Term Investments	4.0%
Electronics/Electric	3.3%
Healthcare	2.3%

Media	2.2%
US Government and Agency Obligations	2.0%
Retailers (other than Food/Drug)	1.9%
Chemicals/Plastics	1.6%
Hotels/Motels/Inns and Casinos	1.3%
Asset Backed Obligations	1.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Containers and Glass Products	1.0%
Industrial Equipment	1.0%
Transportation	0.9%
Commercial Services	0.8%
Energy	0.8%
Utilities	0.8%
Technology	0.6%
Insurance	0.5%
Finance	0.4%
Consumer Products	0.4%
Building and Development (including Steel/Metals)	0.3%
Mining	0.3%
Banking	0.3%
Chemical Products	0.3%
Construction	0.2%
Pharmaceuticals	0.2%
Food Products	0.2%
Automotive	0.1%
Business Equipment and Services	0.1%
Telecommunications	0.1%
Diversified Manufacturing	0.1%
Leisure	0.1%
Food Service	0.0	%(l)
Pulp & Paper	0.0	%(l)
Aerospace & Defense	0.0	%(l)
Other Assets and Liabilities	(9.9)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $174,053,875 or 58.1% of the Fund’s net assets.
(b)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(c)	Value determined using significant unobservable inputs.
(d)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(f)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(g)	Perpetual maturity. The date disclosed is the next call date of the security.
(h)	Interest only security
(i)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(l)	Represents less than 0.05% of net assets.
(m)	Non-income producing security.
(n)	Seven-day yield as of period end.
(o)	Under the Fund’s Credit Agreement, the lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lender.

CMT	Constant Maturity Treasury Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Notes to Schedule of Investments

June 30, 2025 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services – Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2025:

Category
Investments in Securities
Level 1
Short Term Investments	$11,846,657
Total Level 1	11,846,657
Level 2
Non-Agency Commercial Mortgage Backed Obligations	$74,724,492
Collateralized Loan Obligations	63,372,478
US Government and Agency Mortgage Backed Obligations	55,589,257
Bank Loans	53,131,115
Non-Agency Residential Collateralized Mortgage Obligations	42,834,533
Foreign Corporate Bonds	8,508,968
US Government and Agency Obligations	5,908,524
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	5,185,804
Asset Backed Obligations	3,555,854
US Corporate Bonds	3,394,767
Total Level 2	316,205,792
Level 3
Non-Agency Commercial Mortgage Backed Obligations	$1,092,004
Asset Backed Obligations	104,112
Collateralized Loan Obligations	61,240
Common Stocks	16,808
Total Level 3	1,274,164
Total	$329,326,613
See the Schedule of Investments for further disaggregation of investment categories.